Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Profit after taxation for the year from continuing operations	£ 5,308	£ 4,921	£ 3,516
Adjustments reconciling profit after tax to operating cash flows	2,788	3,023	3,733
Cash generated from operations attributable to continuing operations	8,096	7,944	7,249
Taxation paid	(1,328)	(1,310)	(972)
Net cash inflow/(outflow) from continuing operating activities	6,768	6,634	6,277
Cash generated from operations attributable to discontinued operations	0	932	1,994
Taxation paid from discontinued operations	0	(163)	(319)
Net operating cash flows attributable to discontinued operations	0	769	1,675
Net cash inflow from operating activities	6,768	7,403	7,952
Cash flow from investing activities
Purchase of property, plant and equipment	(1,314)	(1,143)	(950)
Proceeds from sale of property, plant and equipment	28	146	132
Purchase of intangible assets	(1,030)	(1,115)	(1,704)
Proceeds from sale of intangible assets	12	196	641
Purchase of equity investments	(123)	(143)	(162)
(Increase)/decrease in liquid investments	72	1	18
Purchase of businesses, net of cash acquired	(1,457)	(3,108)	0
Proceeds from sale of equity investments	1,832	238	202
Contingent consideration paid	(11)	(79)	(114)
Disposal of businesses	49	(43)	(17)
Investments in associates and joint ventures	0	(1)	(1)
Proceeds from disposal of associates and joint ventures	1	0	277
Interest received	115	64	14
Dividend and distributions from investments	220	0	0
Dividends from associates and joint ventures	11	6	9
Net cash inflow/(outflow) from continuing investing activities	(1,595)	(4,981)	(1,655)
Net investing cash flows attributable to discontinued operations	0	(3,791)	(122)
Total net cash inflow/(outflow) from investing activities	(1,595)	(8,772)	(1,777)
Cash flow from financing activities
Issue of share capital	10	25	21
Repayment of long-term loans	(144)	(1,594)	0
Issue of long-term notes	223	1,025	0
Repayment of short-term loans	(2,116)	(5,074)	(2,304)
Net increase in/(repayment of) other short-term loans	(333)	1,021	301
Repayment of lease liabilities	(197)	(202)	(181)
Interest paid	(766)	(848)	(772)
Dividends paid to shareholders	(2,247)	(3,467)	(3,999)
Distributions to non-controlling interests	(412)	(521)	(239)
Contributions from non-controlling interests	7	8	7
Other financing items	334	376	40
Net cash inflow/(outflow) from continuing financing activities	(5,641)	(9,251)	(7,126)
Net financing cash flows attributable to discontinued operations	0	10,074	(463)
Total net cash inflow/(outflow) from financing activities	(5,641)	823	(7,589)
Increase/(decrease) in cash and bank overdrafts	(468)	(546)	(1,414)
Cash and bank overdrafts at the beginning of year	3,425	3,819	5,262
Exchange adjustments	(99)	152	(29)
Increase/(decrease) in cash and bank overdrafts in the year	(468)	(546)	(1,414)
Cash and bank overdrafts at the end of year	2,858	3,425	3,819
Cash and bank overdrafts at end of year comprise:
Cash and cash equivalents	2,936	3,723	4,274
Overdrafts	(78)	(298)	(455)
Cash and bank overdrafts at the end of year	£ 2,858	£ 3,425	£ 3,819